Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Loss on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ (683.1)	$ (20.8)	$ (473.9)	$ (410.1)
Gain on disposal of investments accounted for using equity method, net	7.1		15.7
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(8,204.7)		6,523.1	(622.5)
Provision for expected credit loss for financial assets
Investments in debt instruments at FVTOCI	(12.3)		(9.5)	(0.9)
Financial assets at amortized cost	(37.6)		(26.2)	(51.5)
Other gains,net	551.2		932.4	72.8
Other gains and losses	$ (8,379.4)	$ (255.6)	$ 6,961.6	$ (1,012.2)